Balance Sheet Components - Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Jul. 02, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Prepaid expenses and deposits		$ 1,513		$ 3,045	$ 3,031
Due from contract manufacturers and vendors		5,253		4,068	3,324
Prepaid Taxes				2,122	572
Assets held for sale		4,746
Deferred stock issuance costs		4,144		2,223
Contract assets		2,813			38
Other		1,452		1,460	446
Total prepaid and other current assets		19,921		12,918	7,411
Net proceeds on sale	$ 12,300
VELODYNE LIDAR, INC AND SUBSIDIARIES
Contract assets		2,813		38	38
Total prepaid and other current assets		$ 19,921		$ 12,918	$ 7,411
Morgan Hill
Property, plant and equipment assets held-for-sale included in other current assets			$ 4,700